CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (Parentheticals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common Stock, Dividends, Per Share, Declared	$ 0.10	$ 0.15	$ 0.45	$ 0.60	$ 0.60
Net Loss Attributable to Redeemable Noncontrolling Interests	$ (140,000)	$ (83,000)	$ (493,000)	$ (82,000)	$ (232,000)